Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,136,160
Previously Paid Amount	0.00
Total Fee Amount	847.40
Total Offset Amount	0.00
Net Fee	847.40
Narrative - Max Aggregate Offering Price	$ 6,136,160
Final Prospectus	true